                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-02120

                              SECURITY INCOME FUND
               (Exact name of registrant as specified in charter)

              ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
               (Address of principal executive offices) (Zip code)

                           MICHAEL G. ODLUM, PRESIDENT
                              SECURITY INCOME FUND
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (785) 438-3000

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Explanatory Note: The Registrant, Security Income Fund, contains four series. This filing on Form N-Q relates to Diversified Income Series, High Yield Series and Income Opportunity Series only.

ITEM 1. SCHEDULE OF INVESTMENTS.

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                SECURITY INCOME FUND - DIVERSIFIED INCOME SERIES

                                                          PRINCIPAL     MARKET
                                                           AMOUNT        VALUE
                                                         ----------   ----------
CORPORATE BONDS - 30.3%
AIRLINES - 0.6%
Delta Air Lines, Inc., 7.779% - 2005                     $   19,000   $   10,782
Southwest Airlines Company, 7.875% - 2007                   450,000      474,089
                                                                      ----------
                                                                         484,871
                                                                      ----------
AUTOMOTIVE - 0.8%
Ford Motor Credit Company, 6.50% - 2007                     300,000      300,349
Johnson Controls, Inc., 4.875% - 2013                       350,000      345,168
                                                                      ----------
                                                                         645,517
                                                                      ----------
BANKING - 3.2%
BCH Cayman Islands, Ltd., 7.70% - 2006                      300,000      307,105
Bank of America Corporation, 7.80% - 2010                   300,000      334,829
BankBoston Capital Trust, 4.39% - 2028 (2)                  700,000      677,680
Chase Capital III, 4.42% - 2027 (2)                         700,000      663,135
Danske Bank A/S, 7.40% - 2010 (1), (2)                      475,000      495,253
US Central Credit Union, 2.70% - 2009                       265,909      253,385
                                                                      ----------
                                                                       2,731,387
                                                                      ----------
BROKERAGE - 1.2%
Credit Suisse First Boston USA, 6.125% - 2011               300,000      318,720
Legg Mason, Inc., 6.75% - 2008                              350,000      368,700
Waddell & Reed Financial, Inc., 7.50% - 2006                300,000      302,473
                                                                      ----------
                                                                         989,893
                                                                      ----------
BUILDING MATERIALS - 0.4%
CRH America, Inc., 6.95% - 2012                             300,000      329,660
                                                                      ----------
CHEMICALS - 0.5%
PPG Industries, Inc., 7.40% - 2019                          350,000      422,887
                                                                      ----------
DIVERSIFIED MANUFACTURING - 2.7%
General Electric Company, 5.00% - 2013                      300,000      302,494
Leggett & Platt, 5.00% - 2015                             1,675,000    1,662,190
Tyco International Group, 7.00% - 2028                      350,000      404,539
                                                                      ----------
                                                                       2,369,223
                                                                      ----------
ELECTRIC - 1.5%
Arizona Public Service Company, 6.375% - 2011               300,000      323,205
Cincinnati Gas & Electric Company, 5.70% - 2012             300,000      311,151
Kansas Gas & Electric, 5.647% - 2021 (1)                    300,000      296,892
Oncor Electric Delivery Company, 6.375% - 2015              300,000      323,868
                                                                      ----------
                                                                       1,255,116
                                                                      ----------
ENERGY - INDEPENDENT - 0.8%
Devon Financing Corporation, ULC, 6.875% - 2011             300,000      329,765
Pancanadian Petroleum, 6.30% - 2011                         350,000      374,732
                                                                      ----------
                                                                         704,497
                                                                      ----------
ENERGY - INTEGRATED - 0.5%
Conoco, Inc., 6.95% - 2029                                  350,000      426,050
                                                                      ----------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                SECURITY INCOME FUND - DIVERSIFIED INCOME SERIES

                                                          PRINCIPAL     MARKET
                                                           AMOUNT        VALUE
                                                         ----------   ----------
CORPORATE BONDS (CONTINUED)
FINANCIAL - OTHER - 1.2%
Abbey National plc, 6.69% - 2005                         $  300,000   $  300,269
Willis Group North America, 5.625% - 2015                   700,000      695,497
                                                                      ----------
                                                                         995,766
                                                                      ----------
FINANCIAL COMPANIES - CAPTIVE - 1.5%
CIT Group Company of Canada, 4.65% - 2010 (1)             1,000,000      988,594
General Motors Acceptance Corporation,
   6.125% - 2006                                            300,000      300,953
                                                                      ----------
                                                                       1,289,547
                                                                      ----------
FINANCIAL COMPANIES - NONCAPTIVE CONSUMER - 1.1%
Capital One Financial, 4.738% - 2007                        350,000      349,859
Countrywide Capital, 8.00% - 2026                           300,000      308,197
SLM Corporation, 5.05% - 2014                               325,000      325,635
                                                                      ----------
                                                                         983,691
                                                                      ----------
FINANCIAL COMPANIES - NONCAPTIVE DIVERSIFIED - 0.4%
General Electric Capital Corporation, 5.875% - 2012         300,000      315,192
General Motors Acceptance Corporation,
   6.311% - 2007                                             59,000       57,024
                                                                      ----------
                                                                         372,216
                                                                      ----------
GAMING - 0.2%
Park Place Entertainment, 7.875% - 2005                     175,000      176,094
                                                                      ----------
HEALTH CARE - 0.4%
Anthem, Inc., 6.80% - 2012                                  300,000      330,849
                                                                      ----------
HOME CONSTRUCTION - 0.7%
KB Home, 6.25% - 2015                                       650,000      630,298
                                                                      ----------
INDUSTRIAL - OTHER - 0.4%
Eaton Corporation, 5.75% - 2012                             325,000      341,476
                                                                      ----------
INSURANCE - LIFE - 1.1%
AIG Sunamerica Global Financing X, 6.90% - 2032 (1)         700,000      824,749
Transamerica Capital II, 7.65% - 2026 (1)                   100,000      116,699
                                                                      ----------
                                                                         941,448
                                                                      ----------
INSURANCE - PROPERTY & CASUALTY - 1.4%
Liberty Mutual Group, 5.75% - 2014 (1)                      750,000      732,843
Nationwide Mutual Insurance Company,
   8.25% - 2031 (1)                                         400,000      501,132
                                                                      ----------
                                                                       1,233,975
                                                                      ----------
MEDIA - CABLE - 1.0%
Comcast Corporation, 5.30% - 2014                           325,000      324,154
Jones Intercable, Inc., 7.625% - 2008                       275,000      292,010
Lenfest Communications, Inc., 10.50% - 2006                 250,000      258,788
                                                                      ----------
                                                                         874,952
                                                                      ----------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                SECURITY INCOME FUND - DIVERSIFIED INCOME SERIES

                                                         PRINCIPAL     MARKET
                                                          AMOUNT        VALUE
                                                        ----------   -----------
CORPORATE BONDS (CONTINUED)
MEDIA - NONCABLE - 0.3%
New York Times Company, 4.50% - 2010                    $  300,000   $   299,428
                                                                     -----------
PACKAGING - 0.3%
Bemis Company, Inc., 4.875% - 2012                         300,000       295,008
                                                                     -----------
PHARMACEUTICALS - 0.4%
Eli Lilly & Company, 7.125% - 2025                         300,000       366,328
                                                                     -----------
PIPELINES - 0.7%
Consolidated Natural Gas Company, 6.625% - 2013            350,000       383,801
Express Pipeline LP, 6.47% - 2013 (1)                      257,600       261,482
                                                                     -----------
                                                                         645,283
                                                                     -----------
RAILROADS - 0.9%
Canadian National Railway Company, 6.25% - 2034            700,000       775,513
                                                                     -----------
REAL ESTATE INVESTMENT TRUSTS - 2.0%
Berkshire Hathaway, 4.75% - 2012 (1)                     1,000,000       988,728
Reckson Operating Partnership, 5.15% - 2011                700,000       694,791
                                                                     -----------
                                                                       1,683,519
                                                                     -----------
SERVICES - 0.2%
American Eco Corporation, 9.625% - 2008 * (3), (4)          25,000            --
MasTec, Inc., 7.75% - 2008                                 150,000       150,000
                                                                     -----------
                                                                         150,000
                                                                     -----------
TECHNOLOGY - 1.6%
Affiliated Computer Services, 5.20% - 2015                 700,000       682,337
Pitney Bowes, Inc., 5.875% - 2006                          350,000       352,241
Science Applications International Corporation,
   7.125% - 2032                                           300,000       355,249
                                                                     -----------
                                                                       1,389,827
                                                                     -----------
TELECOMMUNICATIONS - WIRELESS - 1.1%
America Movil S.A. de C.V., 5.50% - 2014                   250,000       247,175
Nextel Communications, 6.875 - 2013                        700,000       743,017
                                                                     -----------
                                                                         990,192
                                                                     -----------
TRANSPORTATION SERVICES - 1.2%
  Erac USA Finance Company:
   7.35% - 2008 (1)                                        350,000       370,994
   6.70% - 2034 (1)                                        300,000       321,641
TTX Company, 4.90% - 2015 (1)                              350,000       340,223
                                                                     -----------
                                                                       1,032,858
                                                                      ----------
TOTAL CORPORATE BONDS
   (cost $25,517,989)                                                 26,157,369
                                                                     -----------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                SECURITY INCOME FUND - DIVERSIFIED INCOME SERIES

                                                         PRINCIPAL      MARKET
                                                          AMOUNT        VALUE
                                                        ----------   -----------
MORTGAGE BACKED SECURITIES - 48.6%
U.S. GOVERNMENT SPONSORED AGENCIES - 43.3%
Federal Home Loan Mortgage Corporation:
   #E01378, 5.00% - 2018                                $1,863,372   $ 1,859,786
   #E01488, 5.00% - 2018                                 1,430,078     1,427,326
   #E01538, 5.00% - 2018                                 1,473,670     1,470,834
   #C44050, 7.00% - 2030                                    28,998        30,302
   #C01172, 6.50% - 2031                                    56,272        57,868
   #C01210, 6.50% - 2031                                    64,832        66,780
   #C50964, 6.50% - 2031                                    56,423        58,024
   #C50967, 6.50% - 2031                                    21,068        21,701
   #C01277, 7.00% - 2031                                   114,399       119,525
   #C01292, 6.00% - 2032                                   255,133       259,735
   #C62801, 6.00% - 2032                                   131,312       133,680
   #C01287, 6.50% - 2032                                   176,861       181,879
   #C76358, 5.00% - 2033                                 1,364,772     1,339,279
   #C78238, 5.50% - 2033                                 1,348,279     1,349,686
   #A16943, 6.00% - 2033                                 1,115,751     1,135,339
   #G08014, 5.00% - 2034                                 1,830,649     1,794,320
   #G08015, 5.50% - 2034                                 1,718,182     1,719,188
   #A17903, 6.00% - 2034                                 1,181,414     1,202,170

Federal National Mortgage Association:
   #254473, 5.50% - 2017                                 1,519,563     1,542,444
   #720714, 4.50% - 2018                                 1,507,054     1,478,371
   FNR 2005-46 TW, 5.00% - 2018                          1,800,000     1,793,807
   #555549, 5.00% - 2018                                 1,781,868     1,777,779
   #750465, 5.00% - 2018                                 1,444,870     1,442,062
   #780952, 4.00% - 2019                                 1,840,809     1,772,599
   FNR 1990-108 G, 7.00% - 2020                             58,478        60,081
   #252806, 7.50% - 2029                                    44,538        47,171
   #252874, 7.50% - 2029                                    41,013        43,438
   #535277, 7.00% - 2030                                    37,380        39,125
   #190307, 8.00% - 2030                                    24,243        25,920
   #253356, 8.00% - 2030                                    28,676        30,659
   #541735, 8.00% - 2030                                    25,484        27,246
   #585348, 6.50% - 2031                                    48,263        49,677
   #254477, 5.50% - 2032                                   591,157       591,083
   #254198, 6.00% - 2032                                   360,079       366,178
   #254377, 6.00% - 2032                                   489,441       497,749
   #666750, 6.00% - 2032                                   524,589       533,474
   #254346, 6.50% - 2032                                   179,681       184,947
   #545691, 6.50% - 2032                                   240,751       247,808
   #659790, 6.50% - 2032                                   194,031       199,923
   #640008, 7.00% - 2032                                    98,844       103,459
   #702879, 5.00% - 2033                                 1,430,064     1,403,253
   #709805, 5.00% - 2033                                 1,244,033     1,220,710
   #688328, 5.50% - 2033                                 1,047,909     1,048,395
   #689108, 5.50% - 2033                                   660,445       660,799
   #709748, 5.50% - 2033                                 1,393,555     1,394,301
   #713971, 5.50% - 2033                                 1,225,899     1,226,467
   #754903, 5.50% - 2033                                 1,026,319     1,025,820
   #725033, 6.00% - 2034                                   852,850       867,243
   #255554, 5.50% - 2035                                 1,422,461     1,422,564
                                                                     -----------
                                                                      37,351,974
                                                                     -----------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                SECURITY INCOME FUND - DIVERSIFIED INCOME SERIES

                                                         PRINCIPAL      MARKET
                                                          AMOUNT        VALUE
                                                        ----------   -----------
MORTGAGE BACKED SECURITIES (CONTINUED)
U.S. GOVERNMENT SPONSORED SECURITIES - 1.5%
Government National Mortgage Association:
   #313107, 7.00% - 2022                                $   92,199   $    96,942
   #328618, 7.00% - 2022                                    19,496        20,499
   #352022, 7.00% - 2023                                    49,626        52,179
   #369303, 7.00% - 2023                                    64,788        68,121
   #347017, 7.00% - 2024                                    46,498        48,890
   #371006, 7.00% - 2024                                    27,192        28,591
   #371012, 7.00% - 2024                                    46,845        49,255
   #780454, 7.00% - 2026                                    62,516        65,732
   #464356, 6.50% - 2028                                    40,495        42,135
   #462680, 7.00% - 2028                                    38,094        40,054
   #518436, 7.25% - 2029                                    41,056        43,334
   #491492, 7.50% - 2029                                    26,099        27,711
   #510704, 7.50% - 2029                                    50,488        53,606
   #781079, 7.50% - 2029                                    22,192        23,563
   #479229, 8.00% - 2030                                    20,409        21,852
   #479232, 8.00% - 2030                                    13,051        13,973
   #508342, 8.00% - 2030                                    51,690        55,344
   #538285, 6.50% - 2031                                    63,533        66,107
   #564472, 6.50% - 2031                                   155,724       162,073
   #552324, 6.50% - 2032                                   119,319       124,152
   II #1260, 7.00% - 2023                                    9,842        10,300
   II #1849, 8.50% - 2024                                    8,643         9,354
   II #2320, 7.00% - 2026                                   22,117        23,144
   II #2270, 8.00% - 2026                                   19,371        20,644
   II #2445, 8.00% - 2027                                   21,174        22,566
   II #2689, 6.50% - 2028                                   29,929        30,991
   II #2616, 7.00% - 2028                                   28,717        30,050
   II #2909, 8.00% - 2030                                   26,157        27,875
                                                                     -----------
                                                                       1,279,037
                                                                     -----------
NON-AGENCY SECURITIES - 3.8%
Chase Commercial Mortgage Securities Corporation:
   1997-1B, 7.37% - 2029                                 1,500,000     1,548,795
   1998-1B, 6.56% - 2030                                   225,000       234,826
Credit-Based Asset Servicing & Securitization,
   2004-CB5 AV2, 4.09% - 2035 (2)                        1,500,000     1,499,961
Global Rate Eligible Asset Trust 1998-A,
   7.33% - 2006 (3), (4)                                    41,248            --
                                                                     -----------
                                                                       3,283,582
                                                                     -----------
TOTAL MORTGAGE BACKED SECURITIES
   (cost $42,329,934)                                                 41,914,593
                                                                     -----------
U.S. SPONSORED AGENCY BONDS & NOTES - 8.7%
Federal Home Loan Bank,
   6.375%, 08-15-06                                        800,000       813,310
Federal Home Loan Mortgage Corporation,
   2.850% - 2007                                         2,000,000     1,959,618
Federal National Mortgage Association:
   4.00% - 2007                                          2,000,000     1,985,154
   6.00% - 2008                                            400,000       415,359

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                SECURITY INCOME FUND - DIVERSIFIED INCOME SERIES

                                                          PRINCIPAL     MARKET
                                                           AMOUNT        VALUE
                                                         ----------   ----------
U.S. SPONSORED AGENCY BONDS & NOTES (CONTINUED)
Federal National Mortgage Association (continued)
   6.625% - 2030                                         $  250,000   $  308,608
   7.125% - 2030                                          1,000,000    1,298,972
Financing Corporation,
   9.65% - 2018                                             500,000      730,199
                                                                      ----------
TOTAL U.S. SPONSORED AGENCY BONDS & NOTES
   (cost $7,104,467)                                                   7,511,220
                                                                      ----------
U.S. GOVERNMENT SECURITIES - 4.6%
   U.S. Treasury Bond,
   4.25% - 2015                                             125,000      124,219
   5.375% - 2031                                            800,000      896,250
U.S. Treasury Note,
   4.625% - 2006                                          1,000,000    1,003,477
   3.750% - 2007                                            400,000      397,437
   6.25% - 2007                                           1,500,000    1,542,363
                                                                      ----------
TOTAL U.S. GOVERNMENT SECURITIES
   (cost $3,942,892)                                                   3,963,746
                                                                      ----------
COMMERCIAL PAPER - 5.2%
BANKING - 1.1%
UBS Finance (DE), 3.76%, 10-03-05                         1,000,000      999,791
                                                                      ----------
BROKERAGE - 1.4%
Morgan Stanley, 3.62%, 10-05-05                           1,200,000    1,199,492
                                                                      ----------
FINANCIAL OTHER - 2.7%
Countrywide Financial,
   3.85%, 10-05-05                                        1,300,000    1,299,444
   3.78%, 10-11-05                                        1,000,000      998,939
                                                                      ----------
                                                                       2,298,383
                                                                      ----------
TOTAL COMMERCIAL PAPER
   (cost $4,497,666)                                                   4,497,666
                                                                      ----------
ASSET BACKED COMMERCIAL PAPER - 1.3%
FINANCIAL COMPANIES - SECURITIES - 1.3%
Asset One Securitization,
   3.76%, 10-06-05                                        1,112,000    1,111,416
                                                                      ----------
TOTAL ASSET BACKED COMMERCIAL PAPER
   (cost $1,111,416)                                                   1,111,416
                                                                      ----------
REPURCHASE AGREEMENT - 0.6%
United Missouri Bank, 3.42%, dated 09-30-05,
   matures 10-03-05; repurchase amount
   of $552,157 (Collateralized by FHLB,
   2.35%, 01-26-07 with a value of $566,147)                552,000      552,000
                                                                      ----------
TOTAL REPURCHASE AGREEMENT
   (cost $552,000)                                                       552,000
                                                                      ----------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                SECURITY INCOME FUND - DIVERSIFIED INCOME SERIES

                                                                        MARKET
                                                                        VALUE
                                                                     -----------
TOTAL INVESTMENTS - 99.3%
   (cost $85,056,364)                                                $85,708,010
CASH & OTHER ASSETS, LESS LIABILITIES - 0.7%                             587,527
                                                                     -----------
TOTAL NET ASSETS - 100.0%                                            $86,295,537
                                                                     ===========

For federal income tax purposes the indentified cost of investments owned at September 30, 2005 was $86,447,552. For federal income tax purposes, the net unrealized depreciation on investments amounted to $739,542 which consisted of $131,513 of aggregate gross unrealized appreciation, and $871,055 of aggregate gross unrealized depreciation.

*    Non-income producing security.

plc (public limited company)

(1) Security is a 144A series. The total market value of 144A securities is $6,239,230 (cost $6,122,527), or 7.2% of total net assets.

(2) Variable rate security. Rate indicated is rate effective September 30, 2005.

(3) Security is in default. Security is also illiquid. The total market value of illiquid securities is $0 (cost $66,159), or 0.0% of total net assets.

(4) Security is fair valued by the Board of Directors. The total market value of fair valued securities amounts to $0, or 0.0% or net assets.

SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                    SECURITY INCOME FUND - HIGH YIELD SERIES

                                                          PRINCIPAL
                                                          AMOUNT OR
                                                            NUMBER      MARKET
                                                          OF SHARES      VALUE
                                                          ---------   ----------
CONVERTIBLE BONDS - 3.4%
AUTOMOTIVE - 0.8%
Sonic Automotive, Inc., 5.25% - 2009                       $350,000   $  342,563
                                                                      ----------
CONSTRUCTION MACHINERY - 1.4%
United Rentals, Inc., 1.875% - 2023                        $575,000      608,781
                                                                      ----------
MEDIA - CABLE - 0.7%
Mediacom Communications Corporation, 5.25% - 2006          $325,000      323,375
                                                                      ----------
TELECOMMUNICATIONS-WIRELESS - 0.5%
Nextel Communications, Inc., 5.25% - 2010                  $250,000      251,875
                                                                      ----------
TOTAL CONVERTIBLE BONDS
   (cost $1,420,028)                                                   1,526,594
                                                                      ----------
COMMON STOCK - 0.4%
REAL ESTATE INVESTMENT TRUSTS - 0.4%
Bimini Mortgage Management, Inc.                             15,250      172,325
                                                                      ----------
TOTAL COMMON STOCK
   (cost $225,975)                                                       172,325
                                                                      ----------
CORPORATE BONDS - 85.2%
AEROSPACE & DEFENSE - 3.4%
Esterline Technologies Corporation, 7.75% - 2013           $350,000      369,250
L-3 Communications Corporation, 7.625% - 2012              $400,000      420,000
Sequa Corporation, 9.00% - 2009                            $125,000      132,500
Vought Aircraft Industries, Inc., 8.00% - 2011             $600,000      570,000
                                                                      ----------
                                                                       1,491,750
                                                                      ----------
AIRLINES - 0.9%
American Commercial Lines, Inc., 9.50% - 2015              $275,000      297,000
Pegasus Aviation Lease Securitization, 8.42% - 2030 (5)    $244,615           --
United Air Lines, Inc., 7.73% - 2010                       $ 99,924       95,483
                                                                      ----------
                                                                         392,483
                                                                      ----------
AUTOMOTIVE - 3.4%
Adesa, Inc., 7.625% - 2012                                 $250,000      250,000
Allied Holdings, Inc., 8.625% - 2007(3)                    $225,000      121,500
Briggs & Stratton Corporation, 8.875% - 2011               $150,000      171,750
Group 1 Automotive, Inc., 8.25% - 2013                     $100,000       98,000
Sonic Automotive, Inc., 8.625% - 2013                      $400,000      396,000
TRW Automotive, Inc., 9.375% - 2013                        $134,000      145,390
United Rentals NA, Inc., 7.00% - 2014                      $375,000      347,813
                                                                      ----------
                                                                       1,530,453
                                                                      ----------
BANKING - 2.8%
Cardtronics, Inc., 9.25% - 2013(4)                         $600,000      613,500
Doral Financial Corporation, 4.45% - 2007 (2)              $375,000      352,003
E*Trade Financial Corporation, 8.00% - 2011                $200,000      206,500
FCB/NC Capital Trust I, 8.05% - 2028                       $ 50,000       53,212
                                                                      ----------
                                                                       1,225,215
                                                                      ----------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                    SECURITY INCOME FUND - HIGH YIELD SERIES

                                                          PRINCIPAL     MARKET
                                                            AMOUNT       VALUE
                                                          ---------   ----------
CORPORATE BONDS (CONTINUED)
BUILDING MATERIALS - 1.4%
Building Materials Corporation:
   8.00% - 2007                                            $450,000   $  463,500
   8.00% - 2008                                             175,000      177,625
                                                                      ----------
                                                                         641,125
                                                                      ----------
CHEMICALS - 1.0%
ISP Holdings, Inc., 10.625% - 2009                          200,000      211,500
United Agri Products, 8.25% - 2011                          226,000      238,430
                                                                      ----------
                                                                         449,930
                                                                      ----------
CONSTRUCTION MACHINERY - 1.9%
Case New Holland, 9.25% - 2011                              350,000      370,125
Navistar International Corporation:
   7.50% - 2011                                             250,000      252,500
   6.25% - 2012                                             225,000      213,750
                                                                      ----------
                                                                         836,375
                                                                      ----------
CONSUMER PRODUCTS - 1.0%
Del Laboratories, Inc., 8.00% - 2012                        425,000      349,562
WH Holdings/ WH Capital, 9.50% - 2011                        90,000       96,975
                                                                      ----------
                                                                         446,537
                                                                      ----------
DIVERSIFIED MANUFACTURING - 1.2%
Bombardier, Inc., 6.75% - 2012(4)                           550,000      512,875
                                                                      ----------
ELECTRIC - 2.9%
CMS Energy Corporation, 7.50% - 2009                        175,000      183,313
East Coast Power LLC:
   6.737% - 2008                                             24,430       24,824
   7.066% - 2012                                             56,347       58,880
Edison Mission Energy, 10.00% - 2008                        450,000      498,375
NRG Energy, Inc., 8.00% - 2013                              162,000      172,530
Texas Genco LLC, 6.875% - 2014(4)                           325,000      330,688
                                                                      ----------
                                                                       1,268,610
                                                                      ----------
ENERGY - INDEPENDENT - 4.0%
Clayton William Energy, 7.75% - 2013(4)                     175,000      171,063
El Paso Production Holding Company, 7.75% - 2013            250,000      261,250
Houston Exploration Company, 7.00% - 2013                    50,000       51,000
Magnum Hunter Resources, Inc., 9.60% - 2012                 532,000      577,220
Range Resources Corporation, 7.375% - 2013                  175,000      185,500
TransMontaigne, Inc., 9.125% - 2010                         500,000      525,000
                                                                      ----------
                                                                       1,771,033
                                                                      ----------
ENERGY - INTEGRATED - 0.4%
Petrobras International Finance Company:
   9.00% - 2008(1)                                           75,000       86,625
   9.125% - 2013                                             75,000       87,375
                                                                      ----------
                                                                         174,000
                                                                      ----------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                    SECURITY INCOME FUND - HIGH YIELD SERIES

                                                          PRINCIPAL     MARKET
                                                           AMOUNT       VALUE
                                                         ----------   ----------
CORPORATE BONDS (CONTINUED)
ENTERTAINMENT - 4.0%
Blockbuster, Inc., 9.50% - 2012 (1), (4)                 $  500,000   $  412,500
Cinemark USA, Inc., 9.00% - 2013                            350,000      361,375
Marquee Holdings, Inc., 0.00% - 2014(1)                   1,250,000      750,000
Speedway Motorsports, Inc., 6.75% - 2013                    250,000      256,563
                                                                      ----------
                                                                       1,780,438
                                                                      ----------
ENVIRONMENTAL - 0.6%
Allied Waste North America, 8.875% - 2008                   150,000      156,375
Casella Waste Systems, Inc., 9.75% - 2013                   100,000      108,000
                                                                      ----------
                                                                         264,375
                                                                      ----------
FINANCIAL COMPANIES - NONCAPTIVE DIVERSIFIED - 1.3%
AMR Real Estate Partners, 8.125% - 2012                     200,000      210,000
American Real Estate Partners, 7.125% - 2013 (4)            350,000      350,000
                                                                      ----------
                                                                         560,000
                                                                      ----------
FOOD & BEVERAGE - 5.9%
Bear Creek Corporation, 9.00% - 2013 (4)                    250,000      258,750
Canandaigua Brands, Inc., 8.625% - 2006                     241,000      247,025
Dean Foods Company, 8.15% - 2007                            650,000      677,625
Dole Foods Company, Inc.:
   7.25% - 2010                                             350,000      348,250
   8.875% - 2011                                             50,000       51,875
Land O' Lakes, Inc., 8.75% - 2011                           725,000      759,438
Merisant Company, 9.50% - 2013(4)                           375,000      255,000
                                                                      ----------
                                                                       2,597,963
                                                                      ----------
GAMING - 4.4%
American Casino & Entertainment, 7.85% - 2012               200,000      206,250
Harrah's Operating Company, Inc., 7.875% - 2005             525,000      528,281
MGM Mirage, Inc., 6.75% - 2012                              375,000      381,094
Mandalay Resort Group, 6.50% - 2009                         200,000      201,000
Mohegan Tribal Gaming, 6.375% - 2009                        250,000      250,000
Park Place Entertainment, 7.875% - 2005                     175,000      176,094
Station Casinos, Inc., 6.00% - 2012                         200,000      199,750
                                                                      ----------
                                                                       1,942,469
                                                                      ----------
HEALTH CARE - 3.8%
Coventry Health Care, Inc., 6.125% - 2015                   425,000      435,625
HCA, Inc., 6.375% - 2015                                    200,000      197,870
Healthsouth Corporation, 8.50% - 2008                       225,000      219,375
U.S. Oncology Holding, Inc., 9.264% - 2015 (2), (4)         850,000      832,813
                                                                      ----------
                                                                       1,685,683
                                                                      ----------
HOME CONSTRUCTION - 0.5%
Stanley-Martin, 9.75% - 2015 (4)                            250,000      244,375
                                                                      ----------
INDUSTRIAL - OTHER - 3.4%
Anixter International, Inc., 5.95% - 2015                   250,000      242,672
Coleman Cable, Inc., 9.875% - 2012                          100,000       88,125
Corrections Corporation of America, 7.50% - 2011             50,000       51,562

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                    SECURITY INCOME FUND - HIGH YIELD SERIES

                                                          PRINCIPAL     MARKET
                                                           AMOUNT        VALUE
                                                         ----------   ----------
CORPORATE BONDS (CONTINUED)
INDUSTRIAL - OTHER (CONTINUED)
Iron Mountain, Inc.:
   8.25% - 2011                                          $  250,000   $  253,750
   7.75% - 2015                                              25,000       25,375
USEC, Inc., 6.625% - 2006                                   850,000      845,750
                                                                      ----------
                                                                       1,507,234
                                                                      ----------
INSURANCE - LIFE - 0.2%
Genamerica Capital, Inc., 8.525% - 2027 (4)                  75,000       82,027
                                                                      ----------
INSURANCE - PROPERTY & CASUALTY - 2.3%
Fairfax Financial Holdings, 7.75% - 2012                  1,050,000    1,008,000
                                                                      ----------
LODGING - 0.3%
Starwood Hotels & Resorts, 7.375% - 2007 (1)                150,000      154,688
                                                                      ----------
MEDIA - CABLE - 2.1%
CSC Holdings, Inc.:
   7.25% - 2008                                             125,000      125,469
   6.75% - 2012(4)                                          175,000      165,375
Cablevision Systems Corporation, 7.89% - 2009 (2)           500,000      512,500
Shaw Communications, Inc., 7.25% - 2011                     125,000      132,031
                                                                      ----------
                                                                         935,375
                                                                      ----------
MEDIA - NONCABLE - 3.1%
Intelsat, Ltd., 7.625% - 2012                             1,125,000      942,187
RH Donnelley Finance Corporation:
   8.875% - 2010                                            200,000      214,500
   10.875% - 2012                                           125,000      140,313
USA Networks, Inc., 6.75% - 2005                             75,000       75,158
                                                                      ----------
                                                                       1,372,158
                                                                      ----------
METALS & MINING - 3.9%
AK Steel Corporation, 7.875% - 2009                         775,000      751,750
Arch Western Finance, 6.75% - 2013                          300,000      306,000
Asarco, Inc., 7.875% - 2013(3)                              100,000       58,000
Asia Aluminum Holdings, 8.00% - 2011 (4)                    200,000      201,250
Bulong Operations, 12.50% - 2008 (3), (5)                    75,000           --
Noble Group, Ltd., 6.625% - 2015 (4)                        450,000      415,419
                                                                      ----------
                                                                       1,732,419
                                                                      ----------
OIL FIELD SERVICES - 2.3%
Hanover Compressor Company, 9.00% - 2014                    100,000      111,125
Key Energy Services, Inc., 8.375% - 2008                    200,000      206,250
Parker Drilling Company, 8.62% - 2010(2)                    325,000      334,750
Petroleum Geo-Services:
   8.00% - 2006                                              45,000       45,495
   10.00% - 2010                                            300,000      336,000
                                                                      ----------
                                                                       1,033,620
                                                                      ----------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                    SECURITY INCOME FUND - HIGH YIELD SERIES

                                                          PRINCIPAL     MARKET
                                                            AMOUNT       VALUE
                                                          ---------   ----------
CORPORATE BONDS (CONTINUED)
PACKAGING - 3.6%
Ball Corporation, 6.875% - 2012                            $500,000   $  510,000
Owens-Brockway Glass Containers, 7.75% - 2011                50,000       52,000
Owens-Illinois, Inc., 8.10% - 2007                          675,000      691,875
Solo Cup Company, 8.50% - 2014                              375,000      331,875
                                                                      ----------
                                                                       1,585,750
                                                                      ----------
PAPER - 1.4%
Appleton Papers, Inc., 8.125% - 2011                        200,000      196,000
Sino-Forest Corporation, 9.125% - 2011 (4)                  375,000      405,000
                                                                      ----------
                                                                         601,000
                                                                      ----------
PHARMACEUTICALS - 1.1%
Elan Financial Corporation, 7.75% - 2011 (4)                550,000      484,000
                                                                      ----------
PIPELINES - 1.3%
Northwest Pipelines Corporation, 8.125% - 2010              100,000      106,750
Sonat, Inc., 7.625% - 2011                                  450,000      456,750
                                                                      ----------
                                                                         563,500
                                                                      ----------
REFINING - 0.7%
Citgo Petroleum Corporation, 6.00% - 2011                   100,000      100,000
Frontier Oil Corporation, 6.625% - 2011                     200,000      206,250
                                                                      ----------
                                                                         306,250
                                                                      ----------
RETAILERS - 0.0%
Ames Department Stores, Inc., 10.00% - 2006 (3), (5)        200,000           --
                                                                      ----------
SERVICES - 0.5%
American Eco Corporation, 9.625% - 2008 (*3), (5)           125,000           --
MasTec, Inc., 7.75% - 2008                                  225,000      225,000
                                                                      ----------
                                                                         225,000
                                                                      ----------
SUPERMARKETS - 0.5%
Fleming Companies, Inc., 9.875% - 2012 (3), (5)             100,000           --
Roundy's, Inc., 8.875% - 2012                               200,000      221,000
                                                                      ----------
                                                                         221,000
                                                                      ----------
TECHNOLOGY - 2.3%
Telecordia Technologies, 10.00% - 2013 (4)                  500,000      472,500
Worldspan LP/WS Fin Corporation, 10.04% - 2011 (2), (4)     600,000      528,000
                                                                      ----------
                                                                       1,000,500
                                                                      ----------
TELECOMMUNICATIONS - WIRELESS - 4.4%
iPCS, Inc., 11.50% - 2012                                   500,000      577,500
Rural Cellular Corporation, 9.75% - 2010                    825,000      833,250
Ubiquitel Operating Company, 9.875% - 2011                  500,000      555,000
                                                                      ----------
                                                                       1,965,750
                                                                      ----------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                    SECURITY INCOME FUND - HIGH YIELD SERIES

                                                         PRINCIPAL      MARKET
                                                          AMOUNT        VALUE
                                                        ----------   -----------
CORPORATE BONDS (CONTINUED)
TELECOMMUNICATIONS - WIRELINES - 3.7%

Exodus Communications, Inc., 11.625% - 2010 (3), (5)    $  147,511   $        --
LCI International, Inc., 7.25% - 2007                    1,575,000     1,535,625
Qwest Corporation, 7.875% - 2011                           100,000       104,250
                                                                     -----------
                                                                       1,639,875
                                                                     -----------
TEXTILE - 0.6%
Invista, 9.25% - 2012(4)                                   250,000       271,875
                                                                     -----------
TRANSPORTATION SERVICES - 2.7%
Greenbrier Companies, Inc., 8.375% - 2015                  300,000       312,000
Overseas Shipholding Group, Inc., 8.25% - 2013             500,000       537,500
Stena AB:
   7.50% - 2013                                            250,000       243,125
   9.625% - 2012                                            75,000        81,375
Teekay Shipping Corporation, 8.32% - 2008
                                                             9,000         9,101
                                                                     -----------
                                                                       1,183,101
                                                                     -----------
TOTAL CORPORATE BONDS
   (cost $38,314,083)                                                 37,688,811
                                                                     -----------
REPURCHASE AGREEMENT - 9.3%
United Missouri Bank, 3.42%, dated 09-30-05, matures
   10-03-05; repurchase amount of $4,132,177
   (Collateralized by GNMA, 4.50%, 04-20-32 with a
   value of $1,546,902 and U.S. Treasury Note,
   4.125%, 08-15-08 with a value of $2,667,262)          4,131,000     4,131,000
                                                                     -----------
TOTAL REPURCHASE AGREEMENT
   (cost $4,131,000)                                                   4,131,000
                                                                     -----------
TOTAL INVESTMENTS - 98.3%
   (cost $44,091,086)                                                 43,518,730
CASH & OTHER ASSETS, LESS LIABILITIES - 1.7%                             740,910
                                                                     -----------
TOTAL NET ASSETS - 100.0%                                            $44,259,640
                                                                     ===========

For federal income tax purposes the identified cost of investments owned at September 30, 2005 was $43,882,881. For federal income tax purposes, the net unrealized depreciation on investments amounted to $364,151, which consisted of $1,250,775 of aggregate gross unrealized appreciation, and $1,614,926 of aggregate gross unrealized depreciation.

*    Non-income producing security

(1) Security is a step bond. Rate indicated is rate effective at September 30, 2005.

(2) Variable rate security. Rate indicated is rate effective at September 30, 2005.

(3) Security is in default. Security is also illiquid. The total market value of illiquid securities is $179,500 (cost $1,057,114), or 0.4% of total net assets.

(4) Security is a 144A Series. The total market value of 144A securities is $7,007,010 (cost $7,128,971), or 15.8% of total net assets.

(5) Security is fair valued by the Board of Directors. The total market value of fair valued securities amounts to $0, or 0.0% of total net assets.

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                    SECURITY INCOME FUND - HIGH YIELD SERIES

     SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                        SECURITY INCOME OPPORTUNITY FUND

                                                         PRINCIPAL      MARKET
                                                          AMOUNT        VALUE
                                                        ----------   -----------
SENIOR FLOATING RATE INTERESTS(3) - 94.1%
AEROSPACE & DEFENSE - 5.0%
Dyncorp International, Term Loan B, 6.75% - 2011        $  997,500   $ 1,006,644
IAP Worldwide Services, Inc., Term Loan - 2nd Lien,
   9.813% - 2012                                         1,000,000     1,020,000
ILC Industries, Inc., Term Loan - 2nd Lien, 9.77%
   - 2012                                                1,000,000     1,013,750
K & F Industries, Inc., Term Loan B, 6.284% - 2012         950,000       954,750
Mid-Western Aircraft Systems, Term Loan, 5.961% -
   2011                                                  1,000,000     1,011,000
                                                                     -----------
                                                                       5,006,144
                                                                     -----------
AUTOMOTIVE - 1.0%
Collins & Aikman, Term Loan, 6.925% - 2007               1,000,000     1,005,000
                                                                     -----------
BEVERAGE & TOBACCO - 0.8%
Constellation Brands, Inc., Term Loan B, 5.333% -
   2011                                                    782,778       792,856
                                                                     -----------
BROADCAST RADIO & TELEVISION - 2.7%
DirecTV Holdings, LLC, Term Loan B, 5.338% - 2013          666,667       673,889
Panamsat Corporation, Term Loan B, 6.107% - 2011           992,470     1,005,142
Raycom Media, Inc., Term Loan B, 6.063% - 2012           1,000,000     1,003,750
                                                                     -----------
                                                                       2,682,781
                                                                     -----------
BUILDING & DEVELOPMENT - 16.8%
AMS Holdings, Term Loan, 6.763% - 2012                     918,077       926,110
Adams Outdoor Advertising, LP, Term Loan - 1st Lien,
   5.641% - 2012                                         1,008,469     1,021,914
Builders First Source, Term Loan B, 6.19% - 2010           288,889       290,333
CB Richard Ellis Services, Term Loan B, 5.797% - 2010      910,613       916,304
Custom Building Products, Term Loan - 1st Lien,
   6.267% - 2011                                           978,607       985,946
General Growth Properties, Term Loan B, 5.85% - 2008       993,591     1,005,514
Headwaters, Inc., Term Loan B - 1st Lien, 5.912% -
   2011                                                    691,676       699,746
Lake Las Vegas Resort, Term Loan - 1st Lien, 6.362%
   - 2009                                                  899,115       911,028
Lion Gables Realty, Term Loan, 5.63% - 2006              1,000,000     1,005,313
Macerich Company:
   Term Loan, 5.43% - 2006                               1,000,000     1,000,000
   Term Loan B, 5.341% - 2010                            1,000,000     1,004,375
Maguire Properties, Inc., Term Loan B, 5.466% - 2010       922,222       931,829
Masonite International Corporation, Term Loan, 5.661%
   - 2013                                                  996,249       998,853
Pivotal Promontory, Term Loan - 1st Lien, 6.591% -
   2010                                                  1,000,000     1,000,000
South Edge, LLC, Term Loan C, 5.563% - 2009              1,000,000     1,007,500
SunCal Companies, Term Loan - 1st Lien, 6.841% - 2010      997,500       992,513
Technical Olympic USA, Term Loan, 6.563% - 2008          1,000,000     1,015,000
Turtle Bay Resort, Term Loan B, 10.341% - 2011           1,000,000     1,005,000
                                                                     -----------
                                                                      16,717,278
                                                                     -----------
BUSINESS EQUIPMENT & SERVICES - 3.0%
Aspect Software, Term Loan, 6.563% - 2010                1,000,000     1,012,500
Fidelity National Information Services, Term Loan,
   5.228% - 2011                                           995,000       995,355
Western Inventory Service, Ltd.:
   Term Loan, 6.992% - 2011                                448,653       451,457
   Term Loan B, 6.959% - 2011                              511,464       514,661
                                                                     -----------
                                                                       2,973,973
                                                                     -----------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                        SECURITY INCOME OPPORTUNITY FUND

                                                          PRINCIPAL     MARKET
                                                           AMOUNT        VALUE
                                                         ----------   ----------
SENIOR FLOATING RATE INTERESTS(3) (CONTINUED)
CABLE TELEVISION - 6.0%
Century Cable, Term Loan, 8.75% - 2009                   $1,000,000   $  991,786
Charter Operating, Term Loan, 6.68% - 2010                  998,758      997,427
Mediacomm Group, LLC, Term Loan, 5.016% - 2012(5)         1,000,000      965,000
NTL Investment Holdings, Term Loan B, 6.41% - 2012        1,000,000    1,003,750
UPC Financing Partnership/Distribution, Term Loan,
   6.69% - 2011                                           1,000,000    1,012,000
Young Broadcasting, Inc., Term Loan, 5.771% - 2012          997,500    1,003,318
                                                                      ----------
                                                                       5,973,281
                                                                      ----------
CHEMICALS & PLASTICS - 1.8%
Brenntag, Term Loan, 6.81% - 2012                         1,000,000    1,012,188
Celanese, Term Loan B, 6.313% - 2012                        805,060      816,734
                                                                      ----------
                                                                       1,828,922
                                                                      ----------
CONGLOMERATES - 1.0%
Walter Industries, Inc., Term Loan, 6.04% - 2012          1,000,000    1,014,375
                                                                      ----------
CONTAINERS & GLASS PRODUCTS - 2.6%
Graham Packaging Company, Term Loan B, 6.151% - 2011        992,500    1,004,751
Owens-Illinois Group, Inc., Term Loan C, 5.62% - 2008       589,114      592,796
Solo Cup, Term Loan, 5.938% - 2011                          985,000      986,724
                                                                      ----------
                                                                       2,584,271
                                                                      ----------
DRUGS - 0.9%
Warner Chilcott, Term Loan, 6.67% - 2012                    863,170      868,720
                                                                      ----------
ECOLOGICAL SERVICES & EQUIPMENT - 2.3%
Duratek, Inc., Term Loan, 7.136% - 2009                     733,531      736,282
Envirocare, Term Loan - 1st Lien, 6.11% - 2010              931,818      947,349
Environmental Systems Products Holdings, Term Loan,
   7.404% - 2008                                            629,556      639,393
                                                                      ----------
                                                                       2,323,024
                                                                      ----------
ELECTRONIC/ELECTRIC - 1.9%
Monitronics International, Inc., Term Loan B, 7.58%
   - 2009                                                   984,962      994,812
Penn Engineering & Manufacturing Corporation,
   Term Loan - 1st Lien, 6.52% - 2011                       932,984      942,314
                                                                      ----------
                                                                       1,937,126
                                                                      ----------
EQUIPMENT LEASING - 1.0%
United Rentals:
   Term Loan, 6.09% - 2011                                  492,500      496,071
   Term Loan B, 5.12% - 2011                                500,000      503,625
                                                                      ----------
                                                                         999,696
                                                                      ----------
FINANCIAL INTERMEDIARIES - 2.8%
LNR Property Corporation:
   Term Loan, 8.211% - 2008                               1,000,000    1,000,625
   Term Loan B, 6.711% - 2008                               979,970      990,469
Refco Group, LLC, Term Loan B, 5.841% - 2011                802,500      810,324
                                                                      ----------
                                                                       2,801,418
                                                                      ----------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                        SECURITY INCOME OPPORTUNITY FUND

                                                           PRINCIPAL     MARKET
                                                            AMOUNT       VALUE
                                                          ----------   ----------
SENIOR FLOATING RATE INTERESTS(3) (CONTINUED)
FOOD PRODUCTS - 3.0%
Culligan Corporation, Term Loan, 6.268% - 2011            $  990,000   $1,002,375
Golden State Foods Corporation, Term Loan B, 5.43% -
   2011                                                      987,500      997,375
Michael Foods, Inc., Term Loan, 6.59% - 2011               1,000,000    1,022,500
                                                                       ----------
                                                                        3,022,250
                                                                       ----------
FOREST PRODUCTS - 0.3%
Boise Cascade, Term Loan, 5.717% - 2011                      327,123      331,867
                                                                       ----------
HEALTH CARE - 2.4%
LifeCare Holdings, Inc., Term Loan, 6.09% - 2012           1,000,000      987,188
U.S. Oncology, Term Loan B, 6.551% - 2011                    455,219      461,763
VWR International, Term Loan B, 6.14% - 2011                 915,333      927,347
                                                                       ----------
                                                                        2,376,298
                                                                       ----------
HOTELS, MOTELS, INNS & CASINOS - 7.1%
Boyd Gaming Corporation, Term Loan B, 5.61% - 2011           987,500      997,375
Opbiz, LLC:
   Term Loan, 6.504% - 2010                                  997,692      998,939
   Term Loan B, 7.504% - 2010                                  2,388        2,391
Penn National Gaming, Term Loan - 1st Lien, 5.89% -
   2012(2), (4)                                            1,000,000    1,011,406
Pinnacle Entertainment, Term Loan B, 6.85% - 2010          1,000,000    1,006,875
Seminole Tribe of Florida, Term Loan, 5.813% - 2011        1,000,000    1,013,750
Venetian Casino Resort:
   Term Loan, 5.77% - 2011                                   170,940      172,276
   Term Loan B, 5.77% - 2011                                 829,060      835,537
Wynn Las Vegas, Term Loan, 5.985% - 2011                   1,000,000    1,009,500
                                                                       ----------
                                                                        7,048,049
                                                                       ----------
INDUSTRIAL EQUIPMENT - 2.9%
Invensys plc, Term Loan B, 6.881% - 2009                     818,733      824,874
Mueller Group, Inc., Term Loan, 6.237% - 2012              1,000,000    1,016,100
Rexnord Corporation, Term Loan B, 5.854% - 2011              982,964      994,841
                                                                       ----------
                                                                        2,835,815
                                                                       ----------
INSURANCE - 0.6%
Conseco, Term Loan B, 5.768% - 2010                          545,737      551,877
                                                                       ----------
LEISURE - 3.0%
Metro-Goldwyn-Mayer Studios, Inc., Term Loan B, 6.27% -
   2012                                                    1,000,000    1,011,591
Regal Cinemas Corporation, Term Loan B, 6.02% - 2010         955,077      964,180
WMG Acquisition Corporation, Term Loan, 5.70% - 2011         984,189      994,646
                                                                       ----------
                                                                        2,970,417
                                                                       ----------
NONFERROUS METALS & MINERALS - 1.0%
Carmeuse Lime, Inc., Term Loan, 5.50% - 2011                 987,500      992,437
                                                                       ----------
OIL & GAS - 10.2%
ATP Oil & Gas, Term Loan, 9.32% - 2010                       995,000    1,024,850
Alon USA, Inc., Term Loan B, 10.297% - 2008                1,000,000    1,025,000
Cheniere LNG, Term Loan, 6.95% - 2012                      1,000,000    1,008,333
El Paso, Term Loan, 5.62% - 2009                           1,003,445    1,013,479
Ferrell Companies, Inc., Term Loan, 7.378% - 2011            926,489      945,019

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                        SECURITY INCOME OPPORTUNITY FUND

                                                         PRINCIPAL      MARKET
                                                          AMOUNT        VALUE
                                                        ----------   -----------
SENIOR FLOATING RATE INTERESTS(3) (CONTINUED)
OIL & GAS (CONTINUED)
Hawkeye Energy, Term Loan, 6.925% - 2012                $1,000,000   $   990,000
Kerr McGee:
   Term Loan B, 6.314% - 2011                            1,000,000     1,004,000
   Term Loan X, 5.99% - 2010                             1,000,000     1,002,321
Semcrude LP, Term Loan, 6.324% - 2011                    1,148,463     1,161,383
U.S. Shipping, Term Loan, 4.199% - 2010(5)                 989,133       994,697
                                                                     -----------
                                                                      10,169,082
                                                                     -----------
PUBLISHING - 0.9%
RH Donnelley, Inc., Term Loan B & D, 7.032% - 2011         867,431       873,102
                                                                     -----------
RETAILERS - 2.0%
Jean Coutu Group, Inc., Term Loan B, 5.938% - 2010         990,000     1,005,160
Jostens, Inc., Term Loan B & C, 5.76% - 2011               950,000       964,012
                                                                     -----------
                                                                       1,969,172
                                                                     -----------
SURFACE TRANSPORTATION - 1.0%
Horizon Lines Holding Corporation, Term Loan C, 6.52%
   - 2011                                                  987,500       999,844
                                                                     -----------
TELECOMMUNICATIONS & CELLULAR COMMUNICATIONS - 3.1%
American Tower, Term Loan, 5.245% - 2011                 1,000,000     1,003,750
MetroPCS Wireless, Inc., Term Loan - 1st Lien, 8.25%
   - 2011                                                1,000,000     1,031,250
Telcordia Technologies, Inc., Term Loan, 6.609% -
   2012                                                    997,500       993,136
                                                                     -----------
                                                                       3,028,136
                                                                     -----------
UTILITIES - 7.0%
Covanta Energy:
   Pre LC, 6.863% - 2012                                   552,846       561,138
   Term Loan, 6.961% - 2012                                446,037       452,727
KGEN, LLC:
   Term Loan, 6.645% - 2011                                995,000       990,025
   Term Loan B, 13.02% - 2011                            1,032,036     1,021,716
NRG Energy, Inc., Term Loan, 5.715% - 2011                 995,781     1,004,079
Riverside Rocky Mountain Project, Term Loan, 7.904% -
   2011                                                    951,270       979,808
Texas Genco, Term Loan, 5.863% - 2011                      993,231       998,352
Vulcan Energy, Term Loan B, 5.849% - 2010                  898,343       910,695
                                                                     -----------
                                                                       6,918,540
                                                                     -----------
TOTAL SENIOR FLOATING RATE INTEREST
   (cost $92,838,333)                                                 93,595,751
                                                                     -----------
CORPORATE BONDS - 1.4%
HEALTH CARE - 1.4%
Elan Finance plc, 7.79% - 2011 (1), (2)                    500,000       436,290
Select Medical Corporation, 9.933% - 2015 (1), (2)         500,000       492,420
U.S. Oncology Holding, Inc., 9.264% - 2015 (1), (2)        500,000       489,890
                                                                     -----------
                                                                       1,418,600
                                                                     -----------
TOTAL CORPORATE BONDS
   (cost $1,419,462)                                                   1,418,600
                                                                     -----------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                        SECURITY INCOME OPPORTUNITY FUND

                                                        PRINCIPAL      MARKET
                                                         AMOUNT        VALUE
                                                       ----------  -------------
TEMPORARY CASH INVESTMENTS - 10.0%
State Street General Account Money
   Money Market Fund                                   $4,950,000  $  4,950,000
State Street General Account Money
   U.S. Government                                      4,950,000     4,950,000
                                                                   ------------
TOTAL TEMPORARY CASH INVESTMENTS
   (cost $9,900,000)                                                  9,900,000
                                                                   ------------
TOTAL INVESTMENTS - 105.5%
   (cost $104,157,795)                                              104,914,351
LIABILITIES, LESS CASH & OTHER ASSETS - (5.5%)                       (5,494,400)
                                                                   ------------
TOTAL NET ASSETS - 100.0%                                          $ 99,419,951
                                                                   ============

For federal income tax purposes the identified cost of investments owned at September 30, 2005 was $104,239,945. For federal income tax purposes, the net unrealized appreciation on investments amounted to $674,406, which consisted of $746,967 of aggregate gross unrealized appreciation, and $72,561 of aggregate gross unrealized depreciation.

plc (public limited company)

LP (Limited Partnership)

(1) Security is a 144A Series. The total market value of 144A securities is $1,418,600 (cost $1,419,462), or 1.4% of total net assets.

(2) Variable rate security. Rate indicated is rate effective at September 30, 2005.

(3) Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is effective at September 30, 2005.

(4)  Purchased on a delayed delivery basis.

(5)  Portion purchased on a delayed delivery basis.

     SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no significant changes in the registrant's internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        SECURITY INCOME FUND


                                        By: Michael G. Oldum
                                            ------------------------------------
                                            Michael G. Odlum, President

                                        Date: November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                        By: Michael G. Odlum
                                            ------------------------------------
                                            Michael G. Odlum, President

                                        Date: November 28, 2005


                                        By: Brenda M. Harwood
                                            ------------------------------------
                                            Brenda M. Harwood, Treasurer

                                        Date: November 28, 2005